UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06515

Morgan Stanley Global Fixed Income Opportunities Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York                10036

(Address of principal executive offices)                (Zip code)

Arthur Lev

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 201-830-8894

Date of fiscal year end: October 31, 2012

Date of reporting period: July 31, 2012

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ¡ July 31, 2012 (unaudited)

PRINCIPAL AMOUNT (000)				COUPON RATE	MATURITY DATE	VALUE
			Corporate Bonds (47.5%)
			Australia (0.9%)
			Basic Materials
	$400		FMG Resources August 2006 Pty Ltd. (a)(b)	6.875%	02/01/18	$405,500

			Finance
	150		Dexus Diversified Trust/Dexus Office Trust (a)	5.60	03/15/21	160,398
	250		Goodman Funding Pty Ltd. (a)	6.375	04/15/21	265,561

						425,959

			Total Australia			831,459

			Belgium (0.4%)
			Consumer, Non-Cyclical
	437		Delhaize Group SA	5.70	10/01/40	364,933

			Brazil (0.9%)
			Basic Materials
	185		Vale Overseas Ltd. (b)	5.625	09/15/19	209,376

			Energy
EUR	425		Petrobras International Finance Co.	4.875	03/07/18	569,852

			Total Brazil			779,228

			Canada (1.1%)
			Basic Materials
	$100		Goldcorp, Inc. (b)	2.00	08/01/14	111,875
	400		Inmet Mining Corp. (a)(b)	8.75	06/01/20	396,000

						507,875

			Energy
	500		PetroBakken Energy Ltd. (a)	8.625	02/01/20	503,750

			Total Canada			1,011,625

			Chile (0.1%)
			Finance
CLP	50,000		Banco Santander Chile	6.50	09/22/20	101,554

			China (1.6%)
			Energy
	$575		CNOOC Finance 2012 Ltd. (a)(c)	5.00	05/02/42	669,460
	600		Sinopec Group Overseas Development 2012 Ltd. (a)(b)(c)	4.875	05/17/42	688,152

						1,357,612

			Finance
	100		Billion Express Investments Ltd. (c)	0.75	10/18/15	103,375

			Total China			1,460,987

			Denmark (0.0%) (d)
			Finance
DKK	(e	)	Nordea Kredit Realkreditaktieselskab, Series ANN	5.00	07/01/29	10
	120		Realkredit Danmark A/S	6.00	10/01/29	22,435

			Total Denmark			22,445

			France (1.4%)
			Consumer, Non-Cyclical
EUR	250		Europcar Groupe SA	11.50	05/15/17	281,454

			Finance
	$450		BNP Paribas SA (b)	5.00	01/15/21	482,488

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ¡ July 31, 2012 (unaudited) continued

	$475	Societe Generale SA (a)(b)	5.20%	04/15/21	$488,437

					970,925

		Total France			1,252,379

		Germany (2.3%)
		Consumer, Non-Cyclical
EUR	100	Celesio Finance B.V.	2.50	04/07/18	120,087

		Finance
	100	Aabar Investments PJSC	4.00	05/27/16	122,363
	400	Commerzbank AG	7.75	03/16/21	444,691
AUD	400	KFW	5.50	07/25/16	447,184
	800	KFW	6.00	03/28/17	916,036

					1,930,274

		Total Germany			2,050,361

		Hong Kong (0.1%)
		Diversified
	$77	Noble Group Ltd.	0.00	06/13/14	108,801

		Indonesia (0.9%)
		Energy
	352	Pertamina Persero PT (a)	4.875	05/03/22	370,480

		Utilities
	400	Perusahaan Listrik Negara PT	5.50	11/22/21	434,000

		Total Indonesia			804,480

		Italy (1.2%)
		Communications
EUR	150	Telecom Italia Finance SA	7.75	01/24/33	186,677
	$250	Wind Acquisition Finance SA (a)(b)	11.75	07/15/17	208,750

					395,427

		Finance
	300	Intesa Sanpaolo SpA (a)	6.50	02/24/21	270,499

		Utilities
	375	Enel Finance International N.V. (a)(b)	5.125	10/07/19	369,554

		Total Italy			1,035,480

		Luxembourg (0.6%)
		Basic Materials
	165	ArcelorMittal	9.85	06/01/19	198,545
EUR	376	ArcelorMittal, Series MT	7.25	04/01/14	103,038

					301,583

		Technology
	$190	Sensata Technologies BV (a)(b)	6.50	05/15/19	199,025

		Total Luxembourg			500,608

		New Zealand (0.5%)
		Industrials
	525	Pactiv LLC (b)	7.95	12/15/25	422,625

		Russia (1.1%)
		Communications
	980	Vimpel Communications Via VIP Finance Ireland Ltd., OJSC	7.748	02/02/21	977,550

		South Africa (0.2%)
		Basic Materials
	160	AngloGold Ashanti Holdings PLC (b)	5.125	08/01/22	164,537

		Spain (1.0%)
		Communications
	300	Nara Cable Funding Ltd. (a)(b)	8.875	12/01/18	262,500

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ¡ July 31, 2012 (unaudited) continued

		Finance
	$200	BBVA US Senior SAU (b)	3.25%	05/16/14	$191,961
EUR	200	Gas Natural Capital Markets SA	4.375	11/02/16	233,402

					425,363

		Utilities
	$225	Iberdrola Finance Ireland Ltd. (a)	5.00	09/11/19	213,183

		Total Spain			901,046

		Sweden (0.3%)
		Finance
	250	Nordea Bank AB (a)(b)	4.875	05/13/21	260,124

		United Kingdom (1.2%)
		Basic Materials
	100	Ineos Finance PLC (a)	7.50	05/01/20	102,000
EUR	175	INEOS Group Holdings SA	7.875	02/15/16	185,175

					287,175

		Communications
	$112	Virgin Media Finance PLC, Series 1	9.50	08/15/16	125,860

		Finance
	195	HBOS PLC, Series G (a)(b)	6.75	05/21/18	188,885
EUR	225	Lloyds TSB Bank PLC	6.50	03/24/20	262,123
	$160	Standard Chartered Bank (a)(b)	6.40	09/26/17	182,080

					633,088

		Total United Kingdom			1,046,123

		United States (31.7%)
		Basic Materials
	100	FMG Resources August 2006 Pty Ltd. (a)(b)	6.875	04/01/22	100,125

		Communications
	265	CCO Holdings LLC/CCO Holdings Capital Corp. (b)	6.50	04/30/21	288,187
	100	CenturyLink, Inc. (b)	6.45	06/15/21	110,540
	420	CSC Holdings LLC (b)	8.625	02/15/19	494,550
	400	GXS Worldwide, Inc. (b)	9.75	06/15/15	411,000
	350	Harron Communications LP/Harron Finance Corp. (a)	9.125	04/01/20	376,250
	190	Hughes Satellite Systems Co. (b)	7.625	06/15/21	210,900
	535	inVentiv Health, Inc. (a)	10.00	08/15/18	444,050
	168	Liberty Interactive LLC	3.125	03/30/23	209,790
	122	Priceline.com, Inc. (a)(b)	1.00	03/15/18	130,845
	150	SBA Telecommunications, Inc. (a)(b)	5.75	07/15/20	158,438
	200	Symantec Corp., Series B (b)	1.00	06/15/13	207,750
	330	XM Satellite Radio, Inc. (a)(b)	7.625	11/01/18	359,700

					3,402,000

		Consumer, Cyclical
	250	Ameristar Casinos, Inc. (b)	7.50	04/15/21	270,625
	275	Caesars Entertainment Operating Co., Inc. (a)(b)	8.50	02/15/20	276,719
	200	Caesars Entertainment Operating Co., Inc. (b)	10.00	12/15/18	130,500
	550	CCM Merger, Inc. (a)	9.125	05/01/19	561,000
	400	Chrysler Group LLC/CG Co-Issuer, Inc. (b)	8.00	06/15/19	418,000
	215	Dana Holding Corp.	6.50	02/15/19	229,244
	60	Ingram Micro, Inc.	5.25	09/01/17	64,839
	200	INTCOMEX, Inc.	13.25	12/15/14	205,000
	100	International Game Technology (b)	3.25	05/01/14	105,250
	400	Logan’s Roadhouse, Inc.	10.75	10/15/17	388,500
	400	MGM Resorts International (b)	7.75	03/15/22	403,000
	3,904	Resort at Summerlin LP, Series B (f)(g)(h)(i)(j)	13.00	12/15/07	0
	565	Sabre Holdings Corp.	8.35	03/15/16	549,462
	350	Scientific Games International, Inc. (b)	9.25	06/15/19	387,625
	390	Tenneco, Inc. (b)	7.75	08/15/18	423,637

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2012 (unaudited) continued

	$325	VWR Funding, Inc., Series B (g)	10.25	(k) %	07/15/15	$335,563
	200	Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. (b)	7.875		05/01/20	223,000

						4,971,964

		Consumer, Non-Cyclical
	200	ARAMARK Holdings Corp. (a)(g)	8.625		05/01/16	205,002
	545	Armored Autogroup, Inc. (a)	9.50		11/01/18	488,456
	165	Coventry Health Care, Inc.	5.45		06/15/21	188,594
	185	Gilead Sciences, Inc.	1.00		05/01/14	240,038
	1,155	HCA, Inc. (b)	7.69		06/15/25	1,129,013
	480	Kindred Healthcare, Inc. (b)	8.25		06/01/19	458,400
	107	Medicis Pharmaceutical Corp.	1.375		06/01/17	107,401
	137	Select Medical Holdings Corp.	6.494	(k)	09/15/15	135,288
	300	ServiceMaster Co. (b)	8.00		02/15/20	334,125
	121	Smithfield Foods, Inc.	4.00		06/30/13	128,411
	200	Smithfield Foods, Inc. (l)	6.625		08/15/22	208,000
	320	Ticketmaster Entertainment LLC/Ticketmaster Noteco, Inc. (b)	10.75		08/01/16	338,803
	370	UR Merger Sub Corp. (b)	8.25		02/01/21	403,300
	140	Verisk Analytics, Inc.	5.80		05/01/21	158,818
	131	Vertex Pharmaceuticals, Inc. (b)	3.35		10/01/15	158,346
	110	Viropharma, Inc.	2.00		03/15/17	149,325

						4,831,320

		Energy
	157	Alpha Natural Resources, Inc.	2.375		04/15/15	126,385
	150	Chesapeake Energy Corp. (b)	2.75		11/15/35	138,750
	325	Chesapeake Energy Corp. (b)	6.775		03/15/19	318,906
	250	Continental Resources, Inc. (a)(b)	5.00		09/15/22	261,250
	220	Continental Resources, Inc.	7.125		04/01/21	250,250
	347	Denbury Resources, Inc. (b)	8.25		02/15/20	392,110
	200	Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp.	8.375		06/01/19	197,750
	250	MarkWest Energy Partners LP/MarkWest Energy Finance Corp. (b)	6.25		06/15/22	263,125
	245	Williams Cos., Inc. (The)	7.875		09/01/21	317,424

						2,265,950

		Finance
	123	Affiliated Managers Group, Inc. (b)	3.95		08/15/38	133,455
	190	Ares Capital Corp. (a)	5.75		02/01/16	200,212
	255	CNA Financial Corp. (b)	5.75		08/15/21	289,274
	250	DPL, Inc. (a)(b)	7.25		10/15/21	285,625
	200	Ford Motor Credit Co., LLC (a)	4.207		04/15/16	207,236
	150	Genworth Financial, Inc.	7.20		02/15/21	147,203
	455	Goldman Sachs Group, Inc. (The)	6.75		10/01/37	469,233
	155	Hartford Financial Services Group, Inc.	5.50		03/30/20	167,490
	170	HCP, Inc. (b)	5.625		05/01/17	189,017
	300	Host Hotels & Resorts LP (a)(b)	5.25		03/15/22	319,125
	435	HSBC Finance Corp.	6.676		01/15/21	485,844
	250	Icahn Enterprises LP/Icahn Enterprises Finance Corp. (b)	7.75		01/15/16	264,062
	125	Nationwide Financial Services (a)	5.375		03/25/21	131,474
	300	Nuveen Investments, Inc. (b)	10.50		11/15/15	306,000
	795	SLM Corp., MTN	6.25		01/25/16	846,675
	225	SLM Corp., MTN	8.00		03/25/20	253,687

						4,695,612

		Industrials
	100	Atkore International, Inc. (b)	9.875		01/01/18	96,500
	288	Coleman Cable, Inc. (b)	9.00		02/15/18	305,640
	300	Consolidated Container Co., LLC/Consolidated Container Capital, Inc. (a)	10.125		07/15/20	314,250
EUR	375	GE Capital Trust II	5.50	(k)	09/15/67	434,985

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2012 (unaudited) continued

	$116	General Cable Corp. (b)(m)	4.50%	11/15/29	$117,015
	750	Heckmann Corp. (a)	9.875	04/15/18	718,125
	300	Kratos Defense & Security Solutions, Inc. (b)	10.00	06/01/17	324,000
	650	Marquette Transportation Co./Marquette Transportation Finance Corp.	10.875	01/15/17	682,500
	50	Pretium Packaging LLC/Pretium Finance, Inc.	11.50	04/01/16	51,250
	255	RBS Global, Inc./Rexnord LLC (b)	8.50	05/01/18	282,412
	350	Sealed Air Corp. (a)	8.125	09/15/19	394,625
	400	Sequa Corp. (a)	11.75	12/01/15	422,500
	200	Silgan Holdings, Inc. (a)	5.00	04/01/20	207,000
	400	Tekni-Plex, Inc. (a)	9.75	06/01/19	417,000

					4,767,802

		Technology
	300	CDW LLC/CDW Finance Corp. (b)	8.50	04/01/19	319,500
	400	First Data Corp. (b)	10.55	09/24/15	412,000
	350	iGate Corp. (b)	9.00	05/01/16	372,750
	112	Intel Corp. (b)	2.95	12/15/35	127,680
	123	Lam Research Corp. (b)	1.25	05/15/18	120,386
	300	Lawson Software, Inc. (a)(b)	9.375	04/01/19	322,500
	132	Rovi Corp.	2.625	02/15/40	127,380
	129	SanDisk Corp. (b)	1.50	08/15/17	143,996

					1,946,192

		Utilities
	400	AES Corp. (The) (a)	7.375	07/01/21	459,500
	350	CMS Energy Corp. (b)	5.05	03/15/22	374,870
	425	Puget Energy, Inc. (b)	6.50	12/15/20	471,648

					1,306,018

		Total United States			28,286,983

		Total Corporate Bonds (Cost $44,939,857)			42,383,328

		Sovereign (40.7%)
		Australia (1.2%)
AUD	900	Australia Government Bond	5.25	03/15/19	1,087,476

		Brazil (3.8%)
	$1,150	Banco Nacional de Desenvolvimento, Economico e Social	5.50	07/12/20	1,328,250
	160	Banco Nacional de Desenvolvimento, Economico e Social (a)	5.50	07/12/20	184,800
BRL	3,300	Brazilian Government International Bond	8.50	01/05/24	1,841,877

		Total Brazil			3,354,927

		Canada (1.8%)
CAD	1,400	Canadian Government Bond	3.25	06/01/21	1,585,280

		Chile (1.0%)
CLP	381,000	Chile Government International Bond	5.50	08/05/20	868,546

		Colombia (1.0%)
COP	1,305,000	Colombia Government International Bond	7.75	04/14/21	919,784

		France (0.4%)
EUR	225	France Government Bond OAT	5.50	04/25/29	379,419

		Germany (2.4%)
	1,190	Bundesrepublik Deutschland	4.25	07/04/39	2,122,176

		Indonesia (2.5%)
	$850	Bumi Investment Pte Ltd.	10.75	10/06/17	873,375
	1,100	Majapahit Holding BV	7.75	01/20/20	1,350,250

		Total Indonesia			2,223,625

		Japan (2.8%)
JPY	190,000	Japan Government Thirty Year Bond	1.70	06/20/33	2,458,049

		Kazakhstan (1.7%)
	140	KazMunayGas National Co. (a)	6.375	04/09/21	163,036

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2012 (unaudited) continued

	$1,150		KazMunayGas National Co.	6.375%		04/09/21	$1,339,221

			Total Kazakhstan				1,502,257

			Korea, Republic of (1.0%)
	400		Korea Development Bank (The)	3.875		05/04/17	427,211
	400		Korea Finance Corp. (b)	4.625		11/16/21	442,730

			Total Korea, Republic of				869,941

			Mexico (3.9%)
MXN	10,200		Mexican Bonos	7.50		06/03/27	902,870
	19,980		Mexican Bonos	8.00		06/11/20	1,796,337
	$700		Petroleos Mexicanos (a)	4.875		01/24/22	791,000

			Total Mexico				3,490,207

			Poland (2.3%)
PLN	3,500		Poland Government Bond	5.50		10/25/19	1,107,946
	$830		Poland Government International Bond	5.00		03/23/22	954,500

			Total Poland				2,062,446

			Russia (1.5%)
	1,200		Russian Foreign Bond - Eurobond (a)	4.50		04/04/22	1,320,000

			South Africa (2.8%)
	1,250		Eskom Holdings SOC Ltd.	5.75		01/26/21	1,392,187
ZAR	9,000		South Africa Government Bond	7.25		01/15/20	1,134,409

			Total South Africa				2,526,596

			Supernational (3.9%)
EUR	300		European Union	2.75		04/04/22	393,450
	2,270		European Union	3.25		04/04/18	3,121,029

			Total Supernational				3,514,479

			Sweden (1.0%)
SEK	5,200		Sweden Government Bond	4.25		03/12/19	914,207

			United Kingdom (4.1%)
GBP	400		United Kingdom Gilt	1.75		09/07/22	634,917
	1,530		United Kingdom Gilt	4.25		09/07/39	3,039,173

			Total United Kingdom				3,674,090

			Venezuela (1.6%)
	$1,724		Petroleos de Venezuela SA	8.50		11/02/17	1,448,160

			Total Sovereign (Cost $34,940,601)				36,321,665

			Municipal Bond (0.2%)
	135		Chicago, IL, Transit Authority (Cost $135,000)	6.20		12/01/40	156,196

			Agency Fixed Rate Mortgages (0.5%)
	4		Federal Home Loan Mortgage Corporation, Gold Pools:	6.50		02/01/29–10/01/32	3,796
			Federal National Mortgage Association,
			Conventional Pools:
	(e	)	................................	6.00		04/01/13	47
	173		................................	6.50		05/01/28–09/01/32	202,967
	11		................................	7.00		08/01/29–11/01/32	11,870
			Government National Mortgage Association,
			Various Pools:
	31		................................	7.50		07/20/25	37,702
	146		................................	8.00		01/15/22–05/15/30	165,990

			Total Agency Fixed Rate Mortgages (Cost $371,482)				422,372

			Asset-Backed Security (0.0%) (d)
	26		Chesapeake Funding LLC (Cost $25,830) (a)	2.249	(k)	12/15/20	25,661

			Mortgages - Other (6.1%)
	649		Banc of America Alternative Loan Trust	5.913	(k)	10/25/36	436,401
			Chase Mortgage Finance Corp.
	530		................................	6.00		10/25/36	450,800
	545		................................	6.00		11/25/36	450,517

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2012 (unaudited) continued

$ 367	................................	6.00%		11/25/36	$303,484
359	Countrywide Alternative Loan Trust	6.00		04/25/36	261,740
663	Countrywide Home Loan Mortgage Pass-Through Trust	0.546	(k)	04/25/46	136,278
249	First Horizon Alternative Mortgage Securities	6.25		08/25/36	193,035
279	GS Mortgage Securities Corp. (a)	7.50	(k)	09/25/36	225,901
591	Indymac Index Mortgage Loan Trust	5.217	(k)	12/25/35	448,104
	Lehman Mortgage Trust
198	................................	5.50		11/25/35	191,868
383	................................	5.50		02/25/36	361,867
747	................................	6.50		09/25/37	582,445
	RALI Trust
291	................................	0.746	(k)	03/25/35	172,075
340	................................	6.00		04/25/36	229,697
612	Structured Adjustable Rate Mortgage Loan Trust	2.784	(k)	08/25/34	527,187
779	Washington Mutual Alternative Mortgage Pass-Through Certificates	0.987	(k)	05/25/47	446,493

	Total Mortgages - Other (Cost $5,338,647)				5,417,892

	Commercial Mortgage Backed Security (0.4%)
370	Commercial Mortgage Pass Through Certificates (Cost $373,680)	3.288		12/10/44	389,971

	Collateralized Mortgage Obligation - Agency Collateral Series (0.5%)
2,155	Federal National Mortgage Association, IO REMIC (Cost $479,813)	6.304	(k)	08/25/41	484,809

NUMBER OF SHARES
	Common Stocks (0.0%) (d)
	Communications Equipment
6,574	ORBCOMM, Inc. (b)(n)				20,445

	Electric Utilities
102	PNM Resources, Inc. (b)(i)				2,122

	Wireless Telecommunication Services
720	USA Mobility, Inc. (b)				8,021

	Total Common Stocks (Cost $2,864)				30,588

	Convertible Preferred Stocks (0.8%)
	Aerospace & Defense
2,550	United Technologies Corp. (n)				134,513

	Commercial Banks
103	Wells Fargo & Co., Series L (b)				119,171

	Electric Utilities
1,650	NextEra Energy, Inc. (b)				90,750
2,130	PPL Corp. (b)				115,765

					206,515

	Machinery
400	Stanley Black & Decker, Inc. (b)				47,312

	Oil, Gas & Consumable Fuels
1,070	Apache Corp., Series D (b)				51,970

	Tobacco
108	Universal Corp.				115,884

	Total Convertible Preferred Stocks (Cost $669,179)				675,365

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2012 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Short-Term Investments (20.8%)
	U.S. Treasury Securities (0.7%)
	U.S. Treasury Bills
$ 149	(o) ................................	0.076%	08/30/12	$148,991
471	(o) ................................	0.136	08/30/12	470,949

	Total U.S. Treasury Securities (Cost $619,940)			619,940

	Securities held as Collateral on Loaned Securities (19.3%)
	Repurchase Agreements (4.5%)
757	Barclays Capital, Inc. (0.18%, dated 07/31/12, due 08/01/12; proceeds $757,151; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 2.50% due 07/01/27; valued at $772,290)			757,147
1,262	Deutsche Bank Securities, Inc. (0.19%, dated 07/31/12, due 08/01/12; proceeds $1,261,918; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 7.00% due 10/01/38; valued at $1,287,149)			1,261,911
2,019	Merrill Lynch & Co., Inc. (0.19%, dated 07/31/12, due 08/01/12; proceeds $2,019,069; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 3.50% - 4.50% due 01/01/31 - 07/01/42; valued at $2,059,439)			2,019,058

	Total Repurchase Agreements (Cost $4,038,116)			4,038,116

NUMBER OF SHARES (000)
	Investment Company (14.8%)
13,226	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $13,225,637) (p)			13,225,637

	Total Securities held as Collateral on Loaned Securities (Cost $17,263,753)			17,263,753

	Investment Company (0.8%)
688	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $687,952) (p)			687,952

	Total Short-Term Investments (Cost $18,571,645)			18,571,645

	Total Investments (Cost $105,848,598) (q)(r)		117.5%	104,879,492
	Liabilities in Excess of Other Assets		(17.5)	(15,591,976)

	Net Assets		100.0%	$89,287,516

IO	Interest Only.
MTN	Medium Term Note.
OAT	Obligations Assimilables du Trésor (French Treasury Obligation).
PJSC	Public Joint Stock Company.
REMIC	Real Estate Mortgage Investment Conduit.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	The value of loaned securities and related collateral outstanding at July 31, 2012 were $17,216,483 and $17,538,070, respectively. The Fund received cash collateral of $17,263,753 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of July 31, 2012, there was uninvested cash of $274,317 which is not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.
(c)	Security trades on the Hong Kong exchange.
(d)	Amount is less than 0.05%.
(e)	Par less than $500.
(f)	At July 31, 2012, the Fund held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2012 (unaudited) continued

(g)	Payment-in-kind security.
(h)	Issuer in bankruptcy.
(i)	Acquired through exchange offer.
(j)	Non-income producing security; bond in default.
(k)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on July 31, 2012.
(l)	When-issued security.
(m)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of July 31, 2012. Maturity date disclosed is the ultimate maturity date.
(n)	Non-income producing security.
(o)	Rate shown is the yield to maturity at July 31, 2012.
(p)	The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.
(q)	Securities are available for collateral in connection with purchases of when-issued securities, open foreign currency exchange contracts, futures contracts and swap agreements.
(r)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2012 (unaudited) continued

Foreign Currency Exchange Contracts Open at July 31, 2012:
COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs International	IDR	4,148,784,745		$437,359	08/24/12	$307
Goldman Sachs International	MXN	5,177,862		$388,099	08/24/12	(459)
Goldman Sachs International	ZAR	8,450,724		$1,015,474	08/24/12	(2,598)
JPMorgan Chase Bank	AUD	2,892,905		$2,932,659	08/24/12	(101,356)
JPMorgan Chase Bank	EUR	391,263		$480,667	08/24/12	(860)
JPMorgan Chase Bank	EUR	737,867		$891,139	08/24/12	(16,954)
JPMorgan Chase Bank	MXN	17,787,643		$1,315,852	08/24/12	(18,972)
JPMorgan Chase Bank	NZD	1,126,092		$892,294	08/24/12	(18,349)
JPMorgan Chase Bank		$178,261	MXN	2,359,688	08/24/12	(1,185)
JPMorgan Chase Bank		$1,939,366	SGD	2,465,496	08/24/12	41,897
UBS AG	BRL	3,653,950		$1,786,336	08/24/12	10,102
UBS AG	CLP	441,613,211		$880,760	08/24/12	(31,004)
UBS AG	COP	800,000,000		$443,213	08/24/12	(1,536)
UBS AG	JPY	70,115,170		$894,474	08/24/12	(3,196)
UBS AG	PLN	3,930,019		$1,135,053	08/24/12	(38,198)
UBS AG	SEK	6,170,647		$879,079	08/24/12	(27,478)
UBS AG	SEK	2,934,377		$426,902	08/24/12	(4,200)
UBS AG		$449,292	BRL	912,175	08/24/12	(5,871)
UBS AG		$44,621	CAD	45,514	08/24/12	742
UBS AG		$1,281,507	CAD	1,310,341	08/24/12	24,493
UBS AG		$3,066,581	EUR	2,490,796	08/24/12	(1,159)
UBS AG		$62,080	EUR	50,575	08/24/12	162
UBS AG		$250,195	GBP	161,291	08/24/12	2,682
UBS AG		$231,361	GBP	148,594	08/24/12	1,609
UBS AG		$7,988,740	JPY	635,895,712	08/24/12	152,507
UBS AG		$443,030	RUB	14,736,299	08/24/12	12,555
UBS AG		$449,975	RUB	14,544,374	08/24/12	(324)
Wells Fargo Bank		$652,443	GBP	423,267	08/24/12	11,168
Wells Fargo Bank		$1,022,806	NOK	6,159,186	08/24/12	(1,788)
Wells Fargo Bank		$455,772	NZD	570,218	08/24/12	5,349

Net Unrealized Depreciation						$(11,914)

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2012 (unaudited) continued

Futures Contracts Open at July 31, 2012:
NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
42	Long	U.S. Treasury 5 yr. Note, Sep-12	$5,240,813	$1,312
14	Long	U.S. Treasury Ultra Long Bond, Sep-12	2,415,000	114,406
8	Long	Australian 10 yr. Bond, Sep-12	1,057,168	(17,991)
2	Long	UK Long Gilt Bond, Sep-12	381,947	2,037
14	Short	U.S. Treasury 10 yr. Note, Sep-12	(1,885,187)	(20,906)

		Net Unrealized Appreciation		$78,858

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2012 (unaudited) continued

Interest Rate Swap Agreements Open at July 31, 2012:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America NA	EUR4,495	6 Month LIBOR	Pay	4.26%	08/18/26	$297,981
Bank of America NA	5,020	6 Month EURIBOR	Receive	3.61	08/18/31	(253,125)
Goldman Sachs & Co.	$4,587	3 Month LIBOR	Receive	0.82	07/24/17	(5,999)

		Net Unrealized Appreciation				$38,857

EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.

Currency Abbreviations:

AUD	Australian Dollar.
BRL	Brazilian Real.
CAD	Canadian Dollar.
CLP	Chilean Peso.
COP	Colombian Peso.
DKK	Danish Krone.
EUR	Euro.
GBP	British Pound.
IDR	Indonesian Rupiah.
JPY	Japanese Yen.
MXN	Mexican New Peso.
NOK	Norwegian Krone.
NZD	New Zealand Dollar.
PLN	Polish Zloty.
RUB	Russian Ruble.
SEK	Swedish Krona.
SGD	Singapore Dollar.
ZAR	South African Rand.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Portfolio of Investments ▪ July 31, 2012 (unaudited)

Valuation of Investments - (1) For equity securities traded on foreign exchanges, the latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price) or the mean between the last reported bid and asked prices may be used if there were no sales on a particular day or the latest bid price may be used if only bid prices are available; (2) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other domestic exchange is valued at its latest sales price (or at the exchange official closing price if such exchange reports an official closing price) prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) all other domestic securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one domestic exchange, the security is valued on the exchange designated as the primary market; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) swaps are marked-to-market daily based upon quotations from market makers; (7) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), each a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s fair value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (8) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The prices provided by a pricing service take into account broker-dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (10) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and adhoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2012.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Fixed Income Securities
Corporate Bonds	$—	$42,383,328	$—†	$42,383,328
Sovereign	—	36,321,665	—	36,321,665
Municipal Bond	—	156,196	—	156,196
Agency Fixed Rate Mortgages	—	422,372	—	422,372
Asset-Backed Security	—	25,661	—	25,661
Mortgages - Other	—	5,417,892	—	5,417,892
Commercial Mortgage Backed Security	—	389,971	—	389,971
Collateralized Mortgage Obligation - Agency Collateral Series	—	484,809	—	484,809

Total Fixed Income Securities	—	85,601,894	—†	85,601,894

Common Stocks
Communications Equipment	20,445	—	—	20,445
Electric Utilities	2,122	—	—	2,122
Wireless Telecommunication Services	8,021	—	—	8,021

Total Common Stocks	30,588	—	—	30,588

Convertible Preferred Stocks	675,365	—	—	675,365

Short-Term Investments
U.S. Treasury Securities	—	619,940	—	619,940
Repurchase Agreements	—	4,038,116	—	4,038,116
Investment Company	13,913,589	—	—	13,913,589

Total Short-Term Investments	13,913,589	4,658,056	—	18,571,645

Foreign Currency Exchange Contracts	—	263,573	—	263,573
Futures Contracts	117,755	—	—	117,755
Interest Rate Swap Agreements	—	297,981	—	297,981

Total Assets	14,737,297	90,821,504	—†	105,558,801

Liabilities:
Foreign Currency Exchange Contracts	—	(275,487)	—	(275,487)
Futures Contracts	(38,897)	—	—	(38,897)
Interest Rate Swap Agreements	—	(259,124)	—	(259,124)

Total Liabilities	(38,897)	(534,611)	—	(573,508)

Total	$14,698,400	$90,286,893	$—†	$104,985,293

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of July 31, 2012, the Fund did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate Bonds
Beginning Balance	$94,187 †
Purchases	—
Sales	(88,556)
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation (depreciation)	(2,071)
Realized gains (losses)	(3,560)

Ending Balance	$—†

Net change in unrealized appreciation/depreciation from investments still held as of July 31, 2012	$—

† - Includes one security which is valued at zero.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Fixed Income Opportunities Fund

/s/ Arthur Lev

Arthur Lev

Principal Executive Officer

September 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev

Arthur Lev

Principal Executive Officer

September 19, 2012

/s/ Francis Smith

Francis Smith

Principal Financial Officer

September 19, 2012